                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6269

                   (Investment Company Act File Number)

                           Cash Trust Series II
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/03

            Date of Reporting Period: Fiscal year ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.75%	1.46%	3.44%	3.14%	2.76%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	0.74%	1.44%	3.35%	3.12%	2.72%

Expense waiver/reimbursement[2]	0.03%	0.03%	0.04%	0.06%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$407,992	$451,767	$460,244	$364,467	$257,445

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--1.8%
$320,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	$320,000
2,740,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,740,000
1,400,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	1,400,000
575,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	575,000
2,120,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	2,120,000

		TOTAL	7,155,000

		Alaska--0.7%
3,000,000		Valdez, AK Marine Terminal, (Series 1994A), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	3,008,616

		Arizona--10.4%
1,900,000		Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	1,900,000
2,000,000		Arizona School District, Certificates of Participation (Series 2002), 2.00% TANs, 7/31/2003	2,000,827
2,500,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	2,500,000
6,000,000		Maricopa County, AZ, IDA, San Miguel Apartments (Series 2002), 1.72% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 7/15/2003	6,000,000
2,000,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	2,000,000
6,750,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(Federal Home Loan Mortgage Corp. LOC)	6,750,000
3,000,000		Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	3,000,000
3,375,000		Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	3,375,000
1,220,000		Pima County, AZ, IDA (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,220,000
2,000,000		Pima County, AZ IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$2,535,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,535,000
4,500,000		Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	4,500,000
3,000,000		Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	3,000,000
1,700,000		Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(Federal Home Loan Mortgage Corp. LOC)	1,700,000

		TOTAL	42,480,827

		Arkansas--4.0%
4,100,000		Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,225,000
6,500,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	6,500,000
620,000		Clark County, AR (Series 2003), Weekly VRDNs (Alcoa, Inc.)	620,000
4,000,000		Nashville, AR (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	16,445,000

		California--2.8%
7,500,000		California State, (Series B), 2.50% RANs, 6/27/2003	7,504,309
1,125,000		California State, (Series D) VRNs, 6/27/2003	1,125,000
1,500,000		California Statewide Communities Development Authority (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	1,500,000
1,467,714	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,467,714

		TOTAL	11,597,023

		Colorado--0.9%
1,725,000		Colorado HFA (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank N.A., Cincinnatti LOC)	1,725,000
1,810,000		Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/ (Wells Fargo Bank, N.A. LOC)	1,810,000

		TOTAL	3,535,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--1.5%
$4,415,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$4,415,000
1,700,000		District of Columbia (Series 1998B), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of New York and JPMorgan Chase Bank LIQs)	1,700,000

		TOTAL	6,115,000

		Florida--1.0%
4,000,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	4,000,000

		Georgia--6.2%
2,000,000	[2]	Atlanta, GA Airport Revenue (PA-916R), 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	2,000,000
2,400,000		Fulton County, GA, IDA (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,400,000
3,500,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, JPMorgan Chase Bank and Wachovia Bank N.A. LOCs)	3,500,000
13,250,000		Gwinnett County, GA Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	13,250,000
4,000,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	4,000,000

		TOTAL	25,150,000

		Idaho--1.0%
4,270,000		Minidoka County, ID, IDC (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC)	4,270,000

		Illinois--6.5%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
6,190,000	[2]	Chicago, IL, Board of Education MERLOTS (Series 2001-A64), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,190,000
8,000,000		Chicago, IL, Gas Supply Revenue (Series 1993 -B), 1.45% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 8/6/2003	8,000,000
4,500,000		Chicago, IL (Series 2000C), 1.60% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 7/7/2003	4,500,000
2,745,000	[2]	Illinois Housing Development Authority, MERLOTS (Series 2000 UUU), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	2,745,000
1,594,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc. Project)/(Bank One, Illinois N.A. LOC)	1,594,000

		TOTAL	26,529,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--3.5%
$2,452,000		Franklin, IN, EDR Refunding Bonds (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC)	$2,452,000
1,500,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
850,000		Indiana Development Finance Authority, EDR Refunding Bonds Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana N.A. LOC)	850,000
1,000,000		Indianapolis, IN Airport Authority (Series 1998 A), 5.25% Bonds (FGIC INS), 7/1/2003	1,002,562
1,865,000		Indianapolis, IN (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One, Indiana N.A. LOC)	1,865,000
1,400,000		Tippecanoe County, IN EDRB, Weekly VRDNs (Lafayette Venetian Blind)/ (PNC Bank, N.A. LOC)	1,400,000
585,000		Tipton, IN (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One, Indiana N.A. LOC)	585,000
3,000,000		Valparaiso, IN Community Schools, 2.25% TANs, 12/31/2003	3,014,669
1,770,000		Winamac, IN (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(Key Bank, N.A. LOC)	1,770,000

		TOTAL	14,439,231

		Iowa--0.2%
1,050,000		Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota N.A. LOC)	1,050,000

		Kansas--0.2%
825,000		Olathe, KS (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	825,000

		Kentucky--3.0%
540,000		Boone County, KY (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One, Wisconsin N.A. LOC)	540,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	3,500,000
3,085,000		Henderson City, KY (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank LOC)	3,085,000
725,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	725,000
3,278,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,278,000
725,000		Muhlenberg County, KY (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	725,000
315,000		Muhlenberg County, KY (Series A), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	315,000

		TOTAL	12,168,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--0.2%
$800,000		Ouachita Parish, LA, IDB (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One N.A. (Chicago) LOC)	$800,000

		Maryland--1.8%
4,380,000		Maryland Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,380,000
2,150,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,150,000
925,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	925,000

		TOTAL	7,455,000

		Michigan--0.6%
2,500,000		Detroit, MI Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000

		Minnesota--0.1%
490,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	490,000

		Mississippi--2.9%
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,420,000
5,900,000		Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,900,000
2,435,000	[2]	Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	2,435,000
900,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	900,000

		TOTAL	11,655,000

		Multi State--14.9%
3,076,000		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,076,000
3,000,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,000,000
7,000,000		Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	7,000,000
15,035,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	15,035,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$17,655,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA INS) and State Street Bank and Trust Co. LIQs)	$17,655,000
4,000,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT) (Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,000,000
3,500,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT) (Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,500,000
1,400,000	[2]	Palm Beach County, FL HFA MERLOTS (Series 2001 A-71), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	1,400,000
6,020,000		Roaring Fork Municipal Products LLC (Series 2000-12) Weekly VRDNs (Bank of New York LIQ)	6,020,000

		TOTAL	60,686,000

		Nevada--0.8%
3,140,000		Clark County, NV (Series 1997A), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	3,140,000

		New Hampshire--0.2%
763,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	763,000

		New York--1.0%
4,000,000		Oyster Bay, NY, (2002 Series D), 2.50% BANs, 8/22/2003	4,007,956

		North Carolina--0.9%
3,500,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	3,500,000

		North Dakota--0.1%
215,000		Fargo, ND, IDRB (Series 1994, Weekly VRDNs (Pan-O-Gold Baking Co. Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	215,000

		Ohio--9.8%
2,500,000		Athens, OH, 1.96% BANs, 7/17/2003	2,500,958
1,875,000		Baberton, OH, 2.00% BANs, 12/4/2003	1,880,174
3,000,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership), Weekly VRDNs (Bank One, Kentucky LOC)	3,000,000
1,500,000		Belmont County, OH, (Third Series), 1.40% BANs, 3/17/2004	1,503,047
3,000,000		Canfield, OH, Local School District, 1.85% BANs, 9/25/2003	3,002,342
500,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
1,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,500,000		Garfield Heights, OH, City School District, 1.85% BANs, 1/22/2004	$2,505,536
3,000,000		Mansfield, OH, Justice Center (Series 2003), 1.70% BANs, 3/4/2004	3,011,875
1,500,000		Maple Heights, OH, City School District, 1.35% BANs, 4/30/2004	1,501,208
2,000,000		Mason, OH, Road Improvements, 1.39% BANs, 5/27/2004	2,004,860
2,625,000		Ohio HFA, MERLOTS (Series 2000 AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	2,625,000
1,500,000		Orange, OH, City School District, 1.95% BANs, 7/17/2003	1,500,500
1,000,000		Summit County, OH, IDA (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	1,000,000
8,790,000		Trumbull County, OH, 1.37% BANs, 4/8/2004	8,802,548
3,000,000		Youngstown, OH (Series 1996A), Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,000,000

		TOTAL	39,838,048

		Oregon--0.7%
1,375,000		Oregon State Economic & Community Development Commission, (Series 191) Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,375,000
1,500,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000

		TOTAL	2,875,000

		Pennsylvania--2.2%
3,000,000		Erie, PA, School District, 2.50% TRANs, 6/30/2003	3,002,118
3,025,000		Montgomery County, PA, IDA (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	3,025,000
370,000		Pennsylvania EDFA (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	370,000
200,000		Pennsylvania EDFA, Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	200,000
2,500,000		Pittston, PA, Area School District, 2.75% TRANs, 6/30/2003	2,501,952

		TOTAL	9,099,070

		Rhode Island--0.7%
3,000,000		Warwick, RI Housing Authority (Series 2001),Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,000,000

		South Carolina--2.9%
1,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	1,000,000
8,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	8,000,000
2,790,000		South Carolina Jobs-EDA, Weekly VRDNs (Duncan Technologies, Inc.)/ (Wachovia Bank N.A. LOC)	2,790,000

		TOTAL	11,790,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--2.4%
$555,000		Benton County TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	$555,000
850,000		Chattanooga, TN, IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	850,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
3,085,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	3,085,000
3,100,000		Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)	3,100,000
1,000,000		Union County, TN, IDB (Series 1995), Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank LOC)	1,000,000

		TOTAL	9,665,000

		Texas--8.3%
2,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	2,000,000
4,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	4,000,000
2,000,000		Dallas-Fort Worth, TX International Airport (PA-1146R), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,000,000
7,000,000		Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA INS) and Bank of New York LIQs)	7,000,000
2,663,000		Harris County, TX, HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,663,000
1,300,000		Midlothian, TX, IDC, (Series 1999), Daily VRDNs (Texas Industries, Inc.)/ (Bank of America N.A. LOC)	1,300,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.30% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	3,000,000
1,800,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,082,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.35% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	5,082,000
5,000,000		Texas State, 2.75% TRANs, 8/29/2003	5,018,243

		TOTAL	33,863,243

		Virginia--2.6%
1,000,000		Fredericksburg, VA, IDA (Series 2001 A-1, Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	1,000,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.45% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2003	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$1,500,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	$1,500,000
4,000,000		Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA INS)/ (Wachovia Bank N.A. LIQ)	4,000,000

		TOTAL	10,500,000

		Washington--1.2%
5,000,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.55% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000

		West Virginia--0.9%
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000

		Wisconsin--0.7%
1,700,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	1,700,000
1,245,000		Wisconsin Housing & EDA, Business Development Revenue Bonds (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,245,000

		TOTAL	2,945,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	406,315,014

		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,677,117

		TOTAL NET ASSETS--100%	$407,992,131

Securities that are subject to the AMT represent 70.7% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At May 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
95.2%	4.8%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003, these securities amounted to $31,319,714 which represents 7.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreements
LOCs	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
SFM	--Single Family Housing
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$406,315,014
Cash		210,811
Income receivable		1,497,366
Receivable for shares sold		197,582

TOTAL ASSETS		408,220,773

Liabilities:
Income distribution payable	$107,771
Payable for distribution services fee	69,321
Payable for share registration costs	14,775
Payable for portfolio accounting fee	7,932
Payable for printing and postage	8,993
Payable for transfer and dividend disbursing agent fees and expenses	10,840
Payable for directors/trustees fee	503
Accrued expenses	8,507

TOTAL LIABILITIES		228,642

Net assets for 407,992,620 shares outstanding		$407,992,131

Net Assets Consist of:
Paid in capital		$407,989,819
Accumulated net realized gain on investments		1,893
Undistributed net investment income		419

TOTAL NET ASSETS		$407,992,131

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$407,992,131 ÷ 407,992,620 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$6,785,738

Expenses:
Investment adviser fee		$2,179,258
Administrative personnel and services fee		327,760
Custodian fees		22,636
Transfer and dividend disbursing agent fees and expenses		103,094
Directors'/Trustees' fees		8,833
Auditing fees		12,616
Legal fees		7,133
Portfolio accounting fees		85,728
Distribution services fee		871,703
Share registration costs		49,494
Printing and postage		23,581
Insurance premiums		1,672
Miscellaneous		6,228

TOTAL EXPENSES		3,699,736

Waivers:
Waiver of investment adviser fee	$(147,074)
Waiver of transfer and dividend disbursing agent fees and expenses	(908)

TOTAL WAIVERS		(147,982)

Net expenses			3,551,754

Net investment income			3,233,984

Net realized gain on investments			1,893

Change in net assets resulting from operations			$3,235,877

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,233,984	$6,938,490
Net realized gain on investments	1,893	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,235,877	6,938,490

Distributions to Shareholders:
Distributions from net investment income	(3,233,565)	(6,938,490)

Share Transactions:
Proceeds from sale of shares	1,836,612,431	2,574,269,250
Net asset value of shares issued to shareholders in payment of distributions declared	3,209,493	6,924,113
Cost of shares redeemed	(1,883,599,282)	(2,589,670,525)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,777,358)	(8,477,162)

Change in net assets	(43,775,046)	(8,477,162)

Net Assets:
Beginning of period	451,767,177	460,244,339

End of period (including undistributed net investment income of $419 and $0, respectively)	$407,992,131	$451,767,177

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2003, capital paid-in aggregated $407,989,819.

Transactions in capital stock were as follows:

Year Ended May 31	2003		2002
	Shares	Amount	Shares	Amount
Shares sold	1,836,612,431	$1,836,612,431	2,574,269,250	$2,574,269,250
Shares issued to shareholders in payment of distributions declared	3,209,493	3,209,493	6,924,113	6,924,113
Shares redeemed	(1,883,596,481)	(1,883,599,282)	(2,589,670,525)	(2,589,670,525)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(43,774,557)	$(43,777,358)	(8,477,162)	$(8,477,162)

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$3,233,565	$6,938,490

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$108,190

Capital loss carryforward	$ 908

At May 31, 2003, the Fund had a capital loss carryforward of $908, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,235,945,000 and $1,485,570,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2003, 100% of distributions from net investment income are exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Municipal Cash Series II (the "Fund") a portfolio of Cash Trust Series II as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Cash Series II at May 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson has been the Fund's Portfolio Manager since 1996. She is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552103

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00887-01 (7/03)

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.00 [1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.04

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.78%	1.79%	5.27%	4.66%	4.39%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	0.74%	1.49%	5.18%	4.60%	4.28%

Expense waiver/reimbursement[3]	0.01%	0.01%	0.04%	0.04%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$381,494	$437,078	$153,744	$309,959	$233,037

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--23.2%
		U.S. Treasury Bills--7.7%[1]
$29,500,000		1.075% - 1.175%, 8/7/2003 -- 11/28/2003	$29,392,291

		U.S. Treasury Bonds--1.9%
7,000,000		11.125% - 11.875%, 8/15/2003 -- 11/15/2003	7,199,714

		U.S. Treasury Notes--13.6%
51,500,000		2.750% - 5.750%, 8/15/2003 -- 5/31/2004	52,119,274

		TOTAL U.S. TREASURY OBLIGATIONS	88,711,279

		REPURCHASE AGREEMENTS--76.6%
16,000,000		Interest in $500,000,000 joint repurchase agreement with BN AMRO Bank NV, New York, 1.210% dated 5/30/2003, to be repurchased at $16,001,613 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2022	16,000,000
16,000,000		Interest in $575,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.270% dated 5/30/2003, to be repurchased at $16,001,693 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2030	16,000,000
16,000,000		Interest in $350,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.280% dated 5/30/2003, to be repurchased at $16,001,707 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2032	16,000,000
4,500,000	[2]	Interest in $179,000,000 joint repurchase agreement with Bank of America LLC, 1.170% dated 4/28/2003, to be repurchased at $4,509,214 on 6/30/2003, collateralized by a U.S. Treasury Bond maturing 2016	4,500,000
3,500,000	[2]	Interest in $135,000,000 joint repurchase agreement with Bank of America LLC, 1.170% dated 4/30/2003, to be repurchased at $3,506,939 on 6/30/2003, collateralized by a U.S. Treasury Bond maturing 2020	3,500,000
8,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bank of America LLC, 1.250% dated 5/30/2003, to be repurchased at $8,000,833 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2020	8,000,000
16,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.270% dated 5/30/2003, to be repurchased at $16,001,693 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2028	16,000,000
56,155,000		Interest in $1,742,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.280% dated 5/30/2003, to be repurchased at $56,160,990 on 6/2/2003, collateralized by U.S. Treasury Bonds with various maturities to 2030	56,155,000
7,000,000	[2]	Interest in $258,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.160% dated 5/15/2003, to be repurchased at $7,017,142 on 7/31/2003, collateralized by U.S. Treasury Obligations with various maturities to 2028	7,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$36,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.260% dated 5/30/2003, to be repurchased at $36,003,780 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2013	$36,000,000
17,000,000		Interest in $1,400,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.270% dated 5/30/2003, to be repurchased at $17,001,799 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2026	17,000,000
16,000,000		Interest in $650,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.250% dated 5/30/2003, to be repurchased at $16,001,667 on 6/2/2003, collateralized by U.S. Treasury Notes with various maturities to 2012	16,000,000
16,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.220% dated 5/30/2003, to be repurchased at $16,001,627 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2013	16,000,000
16,000,000		Interest in $625,000,000 joint repurchase agreement with Societe Generale, New York, 1.280% dated 5/30/2003, to be repurchased at $16,001,707 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2014	16,000,000
16,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.260% dated 5/30/2003, to be repurchased at $16,001,680 on 6/2/2003, collateralized by U.S. Treasury Bills with various maturities to 2003	16,000,000
16,000,000		Interest in $150,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.210% dated 5/30/2003, to be repurchased at $16,001,613 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2026	16,000,000
16,000,000		Interest in $500,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 1.250% dated 5/30/2003, to be repurchased at $16,001,667 on 6/2/2003, collateralized by U.S. Treasury Notes with various maturities to 2012	16,000,000

		TOTAL REPURCHASE AGREEMENTS	292,155,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	380,866,279

		OTHER ASSETS AND LIABILITIES - NET--0.2%	627,233

		TOTAL NET ASSETS--100%	$381,493,512

1 Each issue shows the rate of discount at time of purchase.

2 Although final maturities falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Investments in repurchase agreements	$292,155,000
Investments in securities	88,711,279

Total investments in securities, at amortized cost and value		$380,866,279
Cash		673
Income receivable		828,899
Receivable for shares sold		250

TOTAL ASSETS		381,696,101

Liabilities:
Income distribution payable	112,914
Payable for custodian fee	7,603
Payable for distribution services fee	60,261
Payable for portfolio accounting fee	3,799
Payable for transfer and dividend disbursing agent fees and expenses	12,919
Accrued expenses	5,093

TOTAL LIABILITIES		202,589

Net assets for 381,465,036 shares outstanding		$381,493,512

Net Assets Consist of:
Paid in capital		$381,465,036
Undistributed net investment income		28,476

TOTAL NET ASSETS		$381,493,512

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$381,493,512 ÷ 381,465,036 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$6,104,535

Expenses:
Investment adviser fee		$1,939,483
Administrative personnel and services fee		291,698
Custodian fees		40,808
Transfer and dividend disbursing agent fees and expenses		106,472
Directors'/Trustees' fees		7,906
Auditing fees		12,448
Legal fees		4,462
Portfolio accounting fees		82,339
Distribution services fee		748,641
Share registration costs		26,900
Printing and postage		12,964
Insurance premiums		1,848
Miscellaneous		17,523

TOTAL EXPENSES		3,293,492

Waivers:
Waiver of investment adviser fee	$(41,342)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,601)

TOTAL WAIVERS		(54,943)

Net expenses			3,238,549

Net investment income			2,865,986

Net realized gain on investments			218,855

Change in net assets resulting from operations			$3,084,841

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,865,986	$5,601,294
Net realized gain on investments	218,855	178,641

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,084,841	5,779,935

Distributions to Shareholders:
Distributions from net investment income	(2,837,510)	(5,601,294)
Distributions from net realized gain on investments	(218,855)	(178,641)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,056,365)	(5,779,935)

Share Transactions:
Proceeds from sale of shares	1,809,944,342	1,969,918,536
Net asset value of shares issued to shareholders in payment of distributions declared	651,754	1,771,508
Cost of shares redeemed	(1,866,209,056)	(1,688,356,299)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,612,960)	283,333,745

Change in net assets	(55,584,484)	283,333,745

Net Assets:
Beginning of period	437,077,996	153,744,251

End of period (including undistributed net income of $28,476 and $0, respectively)	$381,493,512	$437,077,996

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are accreted/amortized.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2003, capital paid-in aggregated $381,465,036. Transactions in capital stock were as follows:

Year Ended May 31	2003	2002
Shares sold	1,809,944,342	1,969,918,536
Shares issued to shareholders in payment of distributions declared	651,754	1,771,508
Shares redeemed	(1,866,209,056)	(1,688,356,299)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(55,612,960)	283,333,745

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$3,054,248	$5,601,294

Long-term capital gains	$ 2,117	$ 178,641

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$141,389

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund annually to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $2,117 as long-term capital gain dividends for the year ended May 31, 2003.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series II (the "Fund") (a portfolio of Cash Trust Series II) as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2003 and 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson has been the Fund's Portfolio Manager since 1996. She is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552301

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00889-01 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003